Sales Return Reserve (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014		Feb. 02, 2013		Jan. 28, 2012
Accrued Expenses and Other Current Liabilities [Line Items]
Sales returns reserve, Balance at beginning of period	$ 7.6		$ 7.3		$ 7.7
Sales returns reserve, net adjustment	0.8	[1]	0.3	[1]	(0.4)	[1]
Sales returns reserve, Balance at end of period	$ 8.4		$ 7.6		$ 7.3

[1]	Net adjustment relates to sales returns previously provided for and changes in estimate and the impact of foreign exchange translation between opening and closing balance sheet dates.